UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

The Timothy Plan

1055 Maitland Center Commons
Maitland, FL 32751
(Address of principal executive offices)	(Zip code)

Art Ally

The Timothy Plan

1055 Maitland Center Commons

Maitland, FL 32751

(Name and address of agent for service)

Registrant's telephone number, including area code:	800-846-7526

Date of fiscal year end:	12/31

Date of reporting period:	12/31/09

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

ANNUAL REPORT

December 31, 2009

TIMOTHY PLAN FAMILY

OF FUNDS:

Conservative Growth Portfolio

Variable Series

Strategic Growth Portfolio

Variable Series

LETTER FROM THE PRESIDENT

December 31, 2009

ARTHUR D. ALLY

Dear Strategic Growth Variable and Conservative Growth Variable Shareholder,

Although 2009 began on a very negative note, the market’s bounce-back that began in mid-March recovered a sizeable portion of market value that seemed to evaporate in 2008 through January and February, 2009. As you know, your Timothy Plan Variable Fund investment is a compilation of several of Timothy’s underlying funds and, as such, your performance is directly related to the performance of those underlying funds. In October, 2009, shareholders approved adding our new Defensive Strategies Fund to the mix so your specific asset mix is approximately as follows:

	Conservative Growth	Strategic Growth
Large/Mid-Cap Value Fund	15.0%	20.0%
Small-Cap Value Fund	5.0%	7.5%
Large/Mid-Cap Growth Fund	12.0%	20.0%
Aggressive Growth Fund	3.0%	7.5%
International Fund	10.0%	25.0%
High-Yield Bond Fund	10.0%	10.0%
Defensive Strategies Fund	15.0%	10.0%
Fixed Income Fund	30.0%

Since your performance is so directly related to our underlying funds, in our opinion, all of our funds are now managed by firms that are as good as, if not better than, any mutual fund family in the industry.

All of our various managers believe that the worst of this violent market is behind us. If they are right, as I believe they are – although no one can know for sure, then the potential rewards for current and new investments could outweigh the risks. We fully expect 2010 to be rather rocky but we also believe this year should produce mildly positive investment results. As you know, however, no one can guarantee future results. The one thing I can assure you of is that every one of our managers continues to work very hard on your behalf.

As I have stated repeatedly in the past, the Timothy Plan is serious about our mission (to genuinely screen our investments and attempt to deliver competitive investment results) and our commitment to continuously pursue Kingdom Class quality in everything we do. Thank you for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally,

President

Timothy Plan Letter from the President [1]

OFFICERS AND TRUSTEES OF THE TRUST
As of December 31, 2009 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally* 1055 Maitland Center Commons Maitland, FL Born: 1942	Chairman and President	Indefinite; Trustee and President since 1994	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment adviser and principal underwriter to each Fund. CFI is also the managing general partner of TPL.

None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright** 1410 Hyde Park Drive Winter Park, FL Born: 1930	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver** 1055 Maitland Center Commons Maitland , FL Born: 1956	Trustee	Indefinite; Trustee since 2000	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.

None

* Mr. Ally is an "interested" Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.
** Messrs. Boatwright and Staver are "interested" Trustees, as that term is defined in the 1940 Act, because each has a limited partnership interest in TPL.

Timothy Plan Officers and Trustees [2]

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland 631 Palm Springs Drive Altamonte Springs, FL Born: 1947	Trustee	Indefinite; Trustee since 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Principal of Richard W. Copeland, Attorney at Law for 33 years specializing in tax and estate planning. B.A. from Mississippi College, JD and LLM Taxation from University of Miami. Associate Professor Stetson University for past 31 years.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson 203 E. Main Street Fremont, MI Born: 1946	Trustee	Indefinite; Trustee since 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder 2925 Professional Place Colorado Springs, CO Born: 1950	Trustee	Indefinite; Trustee since 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

President WaterStone (previously the Christian Community Foundation and National Foundation) since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.

			None

Timothy Plan Officers and Trustees [3]

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson 1145 Cross Creek Circle Altamonte Springs, FL Born: 1934	Trustee	Indefinite; Trustee since 2000	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Certified Public Accountant. Director of Operations, National Multiple Sclerosis Society Mid Florida Chapter. Formerly Director of Finance, Hospice of the Comforter, Inc. Formerly Comptroller, Florida United Methodist Children’s Home, Inc. Formerly Credit Specialist with the Resolution Trust Corporation and Senior Executive Vice President, Barnett Bank of Central Florida, N.A. Formerly managing partner, Arthur Andersen, CPA firm, Orlando, Florida branch.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Wesley W. Pennington 442 Raymond Avenue Longwood, FL Born: 1930	Trustee	Indefinite; Trustee since 1994	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Retired Air Force Officer. Past President, Westwind Holdings, Inc., a development company, since 1997. Past President and controlling shareholder, Weston, Inc., a fabric treatment company, from 1979-1997. President, Designer Services Group 1980-1988.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D. 608 Pintail Place Flower Mound, TX Born: 1960	Trustee	Indefinite; Trustee since 2004	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Chairman of Stewardship Studies at Southwestern Baptist Theological Seminary, Ft. Worth, TX. Also serves as Founder and Chairman of the International Center for Biblical Stewardship. Previously, President and CEO of Christian Stewardship Association where he was affiliated for 14 years.

			None

Timothy Plan Officers and Trustees [4]

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross 11210 West Road Roswell, GA Born: 1951	Trustee	Indefinite; Trustee since 2004	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Founder and CEO of Corporate Development Institute which he founded in 2000. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Dr. David J. Tolliver 4000 E. Maplewood Drive Excelsior Springs, MO Born: 1951	Trustee	Indefinite; Trustee since 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Executive Director of Southern Baptist Convention of Missouri since 2007. Previously pastored three churches in St. Louis, MO area (1986-2007). Currently serves on Board of Trustees of Midwestern Baptist Theological Seminary. Past President, Missouri Baptist Convention (2003-2004).

			None

Timothy Plan Officers and Trustees [5]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

RETURNS FOR THE PERIODS ENDED

December 31, 2009 (Unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception (a)
Timothy Plan Conservative Growth Portfolio Variable Series	22.80%	2.21%	2.74%
Dow Jones Global Moderate Portfolio Index	24.26%	4.53%	6.12%

(a) For the period May 1, 2002 (commencement of investment in accordance with objective) to December 31, 2009.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Dow Jones Global Moderate Portfolio Index on May 1, 2002 and held through December 31, 2009. The Dow Jones Global Moderate Portfolio Index is a widely recognized index that measures global stocks, bonds, and cash which in turn are represented by multiple subindexes. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Hypothetical Performance Graph [6]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

December 31, 2009

FUND PROFILE (Unaudited):

Industries
(% of Net Assets)

Fixed Income	30.12%
Defensive Strategies	15.00%
Large/Mid Cap Value	14.93%
Large/Mid Cap Growth	11.96%
High Yield Bond	10.06%
International	10.05%
Small Cap Value	4.97%
Aggressive Growth	2.99%
Liabilities in excess of other assets	(0.08)%
100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2009, through December 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on you account during this period.

Timothy Plan Top Ten Holdings/ Industries  [7]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

December 31, 2009

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses my not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/2009	12/31/2009	7/1/2009 through 12/31/2009

Actual	$ 1,000.00	$ 1,150.49	$ 2.39

Hypothetical	$ 1,000.00	$ 1,022.99	$ 2.25
(5% return before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.44%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the partial year period.) The Fund’s ending account value in the first line in the table is based on its actual total return of 15.05% for the six-month period of July 1, 2009, to December 31, 2009.

 Timothy Plan Top Ten Holdings/ Industries  [8]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS
As of December 31, 2009

MUTUAL FUNDS (A) - 100.08%
number of shares		market value

262,379	Timothy Aggressive Growth Fund*	$ 1,269,912
616,540	Timothy Defensive Strategies	6,381,190
1,273,517	Timothy Fixed Income Fund	12,811,580
487,342	Timothy High Yield Bond Fund	4,278,866
547,169	Timothy International Fund	4,273,391
882,160	Timothy Large/Mid Cap Growth Fund*	5,090,064
573,550	Timothy Large/Mid Cap Value Fund	6,349,197
198,361	Timothy Small Cap Value Fund*	2,114,533

	Total Mutual Funds (cost $43,091,714)	42,568,733

	Total Investments (cost $43,091,714) - 100.08%	$ 42,568,733

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.08)%	(31,901)

	Net Assets - 100.00%	$ 42,536,832

	* Non-income producing securities.
	(A) Affiliated Funds - Class A Shares.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [9]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2009
ASSETS
amount

Investments in Affiliated Securities at Market Value (cost $43,091,714) [NOTE 1]	$ 42,568,733
Receivables:
For Investments Sold	260,401
For Fund Shares Purchased	333
Interest	16
Prepaid Expenses	175

Total Assets	42,829,658

LIABILITIES
amount

Payable for Investments Purchased	$ 230,401
Payable for Fund Shares Redeemed	1,758
Payable to Adviser	3,584
Payable to Custodian	27,996
Accrued Expenses	29,087

Total Liabilities	292,826

NET ASSETS
amount

Net Assets	$ 42,536,832

SOURCES OF NET ASSETS
amount

At December 31, 2009, Net Assets Consisted of:
Paid-in Capital	$ 48,033,080
Accumulated Undistributed Net Investment Income (Loss)	572,956
Accumulated Net Realized Gain (Loss) on Investments	(5,546,223)
Net Unrealized Appreciation (Depreciation) in Value of Investments	(522,981)

Net Assets	$ 42,536,832

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	4,313,573
Net Asset Value, Offering and Redemption Price Per Share ($42,536,832 / 4,313,573 Shares)	$ 9.86

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [10]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2009
INVESTMENT INCOME
amount

Interest from Unaffiliated Funds	$ 649
Dividends from Affiliated Funds	755,143

Total Investment Income	755,792

EXPENSES
amount

Investment Advisory Fees [Note 3]	36,749
Participation Fees [Note 4]	26,131
Fund Accounting , Transfer Agency & Administration Fees	72,060
Miscellaneous Expense	18,046
Audit Fees	12,802
Custodian Fees	7,935
CCO Fees	3,938
Trustee Expense	3,175
Insurance Expense	1,797

Total Expenses	182,633

Net Investment Income (Loss)	573,159

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Net Realized Gain (Loss) on Investments in Affiliated Funds	(4,943,235)
Change in Unrealized Appreciation (Depreciation) of Investments	12,269,160
Net Realized and Unrealized Gain (Loss) on Investments	7,325,925

Increase (Decrease) in Net Assets Resulting from Operations	$ 7,899,084

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [11]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	year ended	year ended
	12/31/09	12/31/08

Operations:
Net Investment Income (Loss)	$ 573,159	$ 707,722
Net Realized Gain (Loss) on Investments	(4,943,235)	(618,220)
Capital Gain Distributions from Affiliated Funds	-	35,645
Change in Unrealized Appreciation (Depreciation) of Investments	12,269,160	(12,558,408)
Net Increase (Decrease) in Net Assets (resulting from operations)	7,899,084	(12,433,261)

Distributions to Shareholders:
Net Investment Income	(685,986)	(910,804)
Net Realized Gains	-	(2,846,872)
Total Distributions to Shareholders	(685,986)	(3,757,676)

Capital Share Transactions:
Proceeds from Shares Sold	5,569,858	11,636,269
Dividends Reinvested	685,986	3,757,676
Cost of Shares Redeemed	(3,386,353)	(4,953,499)
Increase (Decrease) in Net Assets (resulting from capital share transactions)	2,869,491	10,440,446

Total Increase (Decrease) in Net Assets	10,082,589	(5,750,491)

Net Assets:
Beginning of year	32,454,243	38,204,734

End of year	$ 42,536,832	$ 32,454,243

Accumulated Undistributed Net Investment Income	$ 572,956	$ 682,511

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	645,098	1,003,945
Shares Reinvested	69,222	471,478
Shares Redeemed	(379,857)	(442,441)
Net Increase (Decrease) in Number of Shares Outstanding	334,463	1,032,982

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [12]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	year	year		year	year	year
	ended	ended		ended	ended	ended
	12/31/09	12/31/08		12/31/07	12/31/06	12/31/05

Per Share Operating Performance:
Net Asset Value, Beginning of Year	$ 8.16	$ 12.97		$ 12.14	$ 11.72	$ 11.18

Income from Investment Operations:
Net Investment Income (Loss)	0.12	0.22	(A)	0.30	0.35	0.05	(A)
Net Realized and Unrealized Gain (Loss) on Investments	1.74	(3.95)		0.77	0.73	0.55
Total from Investment Operations	1.86	(3.73)		1.07	1.08	0.60

Less Distributions:
Dividends from Net Investment Income	(0.16)	(0.26)		-	(0.36)	(0.03)
Dividends from Realized Gains	-	(0.82)		(0.24)	(0.30)	(0.03)
Total Distributions	(0.16)	(1.08)		(0.24)	(0.66)	(0.06)

Net Asset Value at End of Year	$ 9.86	$ 8.16		$ 12.97	$ 12.14	$ 11.72

Total Return (B)	22.80%	-28.59%		8.82%	9.16%	5.33%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$ 42,537	$ 32,454		$ 38,205	$ 26,723	$ 13,597

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver / Recoupment	0.50%	0.64%		0.64%	0.72%	0.78%
of Expenses by Advisor (C)
After Reimbursement and Waiver / Recoupment	0.50%	0.64%		0.64%	0.72%	0.85%
of Expenses by Advisor (C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver / Recoupment	1.56%	1.88%		2.68%	3.59%	0.48%
of Expenses by Advisor (C)(D)
After Reimbursement and Waiver / Recoupment	1.56%	1.88%		2.68%	3.59%	0.41%
of Expenses by Advisor (C)(D)

Portfolio Turnover	34.54%	19.70%		34.60%	2.04%	1.25%

(A) Net Investment Income was calculated using average shares method.
(B) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher if certain expenses had not been recouped in the year in which the recoupment occurred.
(C) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(D) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [13]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

RETURNS FOR THE YEAR ENDED

December 31, 2009 (Unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Total Return Since Inception (a)
Timothy Plan Strategic Growth Portfolio Variable Series	29.48%	0.05%	1.50%
Dow Jones Global Moderately Aggressive Portfolio Index	31.95%	3.89%	6.51%

(a) For the period May 6, 2002 (commencement of investment in accordance with objective) to December 31, 2009.

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Dow Jones Global Moderately Aggressive Portfolio Index on May 6, 2002 and held through December 31, 2009. The Dow Jones Global Moderately Aggressive Portfolio Index is a widely recognized index that measures global stocks, bonds, and cash which in turn are represented by multiple subindexes. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Timothy Plan Hypothetical Performance Graph [14]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

December 31, 2009

FUND PROFILE (Unaudited):

Industries
(% of Net Assets)

International	25.15%
Large/Mid Cap Growth	19.98%
Large/Mid Cap Value	19.93%
High Yield Bond	10.07%
Defensive Strategies	10.02%
Aggressive Growth	7.48%
Small Cap Value	7.47%
Cash & Equivalents	0.23%
Liabilities in excess of other assets	(0.33)%
100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2009, through December 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on you account during this period.

Timothy Plan Top Ten Holdings / Industries [15]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

December 31, 2009

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/2009	12/31/2009	7/1/2009 through 12/31/2009

Actual	$ 1,000.00	$ 1,209.85	$ 2.37

Hypothetical	$ 1,000.00	$ 1,023.06	$ 2.17
(5% return before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.43%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period.) The Fund’s ending account value in the first line in the table is based on its actual total return of 20.99% for the six-month period of July 1, 2009, to December 31, 2009.

Timothy Plan Top Ten Holdings / Industries [16]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS
As of December 31, 2009

MUTUAL FUNDS (A) - 100.10%
number of shares		market value

291,919	Timothy Aggressive Growth Fund*	$ 1,412,891
182,843	Timothy Defensive Strategies Fund	1,892,421
216,785	Timothy High Yield Bond Fund	1,903,375
608,497	Timothy International Fund	4,752,359
654,108	Timothy Large/Mid Cap Growth Fund*	3,774,205
340,208	Timothy Large/Mid Cap Value Fund	3,766,101
132,413	Timothy Small Cap Value Fund*	1,411,519

	Total Mutual Funds (cost $21,584,613)	18,912,871

SHORT TERM INVESTMENTS - 0.23%
number of shares		market value

44,558	Timothy Plan Money Market Fund, 0.05% (A)(B)	44,558

	Total Short-Term Investments (cost $44,558)	44,558

	Total Investments (cost $21,629,171) - 100.33%	$ 18,957,429

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.33)%	(62,586)

	Net Assets - 100.00%	$ 18,894,843

	* Non-income producing securities.
	(A) Affiliated Funds - Class A Shares.
	(B) Variable rate security; the rate shown represents the yield at December 31, 2009.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [17]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2009

ASSETS
amount

Investments in Affiliated Securities at Market Value (cost $21,629,171) [NOTE 1]	$ 18,957,429
Receivables:
For Investments Sold	15,155
Interest	2
Prepaid Expenses	71

Total Assets	18,972,657

LIABILITIES
amount

Payable for Investments Purchased	$ 55,155
Payable for Fund Shares Redeemed	7,981
Payable to Adviser	1,600
Accrued Expenses	13,078

Total Liabilities	77,814

NET ASSETS
amount

Net Assets	$ 18,894,843

SOURCES OF NET ASSETS
amount

At December 31, 2009, Net Assets Consisted of:
Paid-in Capital	$ 23,453,273
Accumulated Undistributed Net Investment Income (Loss)	135,117
Accumulated Net Realized Gain (Loss) on Investments	(2,021,805)
Net Unrealized Appreciation (Depreciation) in Value of Investments	(2,671,742)

Net Assets	$ 18,894,843

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	2,291,215
Net Asset Value, Offering and Redemption Price Per Share ($18,894,843 / 2,291,215 Shares)	$ 8.25

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [18]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2009

INVESTMENT INCOME
amount

Interest from Affiliated Funds	$ 55
Dividends from Affiliated Funds	218,135

Total Investment Income	218,190

EXPENSES
amount

Investment Advisory Fees [Note 3]	16,623
Participation Fees [Note 4]	11,529
Fund Accounting, Transfer Agency & Administration Fees	32,221
Miscellaneous Expense	8,370
Audit Fees	5,744
Custodian Fees	3,774
CCO Fees	1,760
Trustee Expense	1,432
Insurance Expense	817

Total Expenses	82,270

Net Investment Income (Loss)	135,920

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Net Realized Gain (Loss) on Investments in Affiliated Funds	(1,727,914)
Change in Unrealized Appreciation (Depreciation) of Investments	6,093,099
Net Realized and Unrealized Gain (Loss) on Investments	4,365,185

Increase (Decrease) in Net Assets Resulting from Operations	$ 4,501,105

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [19]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	year ended	year ended
	12/31/09	12/31/08

Operations:
Net Investment Income (Loss)	$ 135,920	$ 129,848
Net Realized Gain (Loss) on Investments	(1,727,914)	(316,143)
Capital Gain Distributions from Affiliated Funds	-	12,302
Change in Unrealized Appreciation (Depreciation) of Investments	6,093,099	(8,883,856)
Net Increase (Decrease) in Net Assets (resulting from operations)	4,501,105	(9,057,849)

Distributions to Shareholders:
Net Investment Income	(113,939)	(280,062)
Net Realized Gains	-	(2,153,952)
Total Distributions to Shareholders	(113,939)	(2,434,014)

Capital Share Transactions:
Proceeds from Shares Sold	2,864,149	7,437,720
Dividends Reinvested	113,939	2,434,014
Cost of Shares Redeemed	(3,220,552)	(2,796,255)
Increase (Decrease) in Net Assets (resulting from capital share transactions)	(242,464)	7,075,479

Total Increase (Decrease) in Net Assets	4,144,702	(4,416,384)

Net Assets:
Beginning of year	14,750,141	19,166,525

End of year	$ 18,894,843	$ 14,750,141

Accumulated Undistributed Net Investment Income	$ 135,117	$ 112,843

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	437,651	678,437
Shares Reinvested	13,711	393,217
Shares Redeemed	(461,465)	(264,390)
Net Increase (Decrease) in Number of Shares Outstanding	(10,103)	807,264

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [20]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	year	year		year	year	year
	ended	ended		ended	ended	ended
	12/31/09	12/31/08		12/31/07	12/31/06	12/31/05

Per Share Operating Performance:
Net Asset Value, Beginning of Year	$ 6.41	$ 12.83		$ 12.07	$ 11.64	$ 11.18

Income from Investment Operations:
Net Investment Income (Loss)	0.06	0.07	(A)	0.18	0.23	(0.05)	(A)
Net Realized and Unrealized Gain (Loss) on Investments	1.83	(5.19)		1.04	0.91	0.71
Total from Investment Operations	1.89	(5.12)		1.22	1.14	0.66

Less Distributions:
Dividends from Net Investment Income	(0.05)	(0.15)		-	(0.23)	-
Dividends from Realized Gains	-	(1.15)		(0.46)	(0.48)	(0.20)
Total Distributions	(0.05)	(1.30)		(0.46)	(0.71)	(0.20)

Net Asset Value at End of Year	$ 8.25	$ 6.41		$ 12.83	$ 12.07	$ 11.64

Total Return (B)	29.48%	-39.55%		10.13%	9.83%	5.89%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$ 18,895	$ 14,750		$ 19,167	$ 14,271	$ 9,660

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver / Recoupment	0.50%	0.65%		0.64%	0.72%	0.79%
of Expenses by Advisor (C)
After Reimbursement and Waiver / Recoupment	0.50%	0.65%		0.64%	0.72%	0.85%
of Expenses by Advisor (C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver / Recoupment	0.82%	0.69%		1.61%	2.21%	(0.42)%
of Expenses by Advisor (C)(D)
After Reimbursement and Waiver / Recoupment	0.82%	0.69%		1.61%	2.21%	(0.48)%
of Expenses by Advisor (C)(D)

Portfolio Turnover	21.90%	8.56%		45.07%	2.62%	3.43%

(A) Net Investment Income was calculated using average shares method.
(B) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher if certain expenses had not been recouped in the year in which the recoupment occurred.
(C) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(D) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [21]

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 1 – Significant Accounting Policies.

The Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) and the Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) (individually the “Fund”, collectively the “Funds”) were organized as diversified series of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 16, 1993 (the “Trust Agreement”). The Conservative Growth Portfolio’s primary objective is moderate long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income. The Strategic Growth Portfolio’s primary investment objective is medium to high levels of long term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income. The Conservative Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Defensive Strategies Fund and the Money Market Fund. The Strategic Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Defensive Strategies Fund and the Money Market Fund. Each Fund is one of one series of funds currently authorized by the Board of Trustees (the “Board”). Timothy Partners, Ltd., (“TPL” or the “Adviser”) is the Investment Adviser for the Funds. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

•	Security Valuation and Fair Value Measurements.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

The Board has delegated to the Adviser responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser will use their best efforts to arrive at the fair value of a security held by each Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Adviser with respect to the circumstances under which, and the methods to be used, in fair valuing securities. The following is a summary of the inputs used to value the Conservative Growth Portfolio’s investments as of December 31, 2009:

Timothy Plan Notes [22]

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Mutual Funds	$ 42,568,733	$ -	$ -	$ 42,568,733

Total	$ 42,568,733	$ -	$ -	$ 42,568,733

The following is a summary of the inputs used to value the Strategic Growth Portfolio’s investments as of December 31, 2009:

Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Mutual Funds	$ 18,912,871	$ -	$ -	$ 18,912,871

Short-Term Investments	44,558	-	-	44,558

Total	$ 18,957,429	$ -	$ -	$ 18,957,429

The Conservative Growth Portfolio and the Strategic Growth Portfolio did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

•	Investment Income and Securities Transactions.

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis.

•	Net Asset Value Per Share.

Net asset per share of the capital stock of each Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

•	Federal Income Taxes.

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

As of December 31, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the year ended December 31, 2009, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2006 and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

•	Use of Estimates.

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Timothy Plan Notes [23]

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

•	Distributions to Shareholders.

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

•	Expenses.

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis (as determined by the Board).

•	Subsequent Events

In accordance with GAAP, management has evaluated subsequent events through February 18, 2010, the date the financial statements were issued and determined there were no material subsequent events for the Timothy Plan Conservative Growth Portfolio Variable Series and Timothy Plan Strategic Growth Portfolio Variable Series.

Note 2 – Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the fiscal year ended December 31, 2009:

funds	purchases	sales
Conservative Growth Portfolio	$15,410,852	$12,663,874
Strategic Growth Portfolio	$3,621,024	$3,836,440

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, Ltd. is the Investment Adviser for the Funds pursuant to an Amended and Restated Investment Advisory Agreement (the “Agreement”) that was renewed by the Board on February 27, 2009. TPL supervises the investment of the assets of each Fund’s portfolio in accordance with the objectives, policies and restrictions of the Funds. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each Fund. Total fees earned by TPL during the fiscal year ended December 31, 2009 were $36,749 and $16,623 for the Conservative Growth Portfolio and the Strategic Growth Portfolio, respectively. The Conservative Growth Portfolio and the Strategic Growth Portfolio owed TPL $3,584 and $1,600, respectively, at December 31, 2009. An officer and trustee of the Funds is also an officer of the Adviser.

Note 4 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of December 31, 2009, American United Life Insurance Co. (“AUL”) held for the benefit of others in aggregate, approximately 92% of Conservative Growth Portfolio and approximately 81% of Strategic Growth Portfolio. The Trust and TPL have entered into Participation Agreements with AUL and Annuity Investors Life Insurance Co. (“AILIC”). Under the Participation Agreements, AUL and AILIC maintain the records related to the Funds’ shares in the insurance company separate accounts, process all purchases and redemptions within the accounts, and provide other administrative and shareholder services. For their services during the period January 1, 2009 through April 30, 2009, AUL and AILIC received an annual fee from the Funds equal to 0.25% of the average daily net assets of the Funds held in the insurance company separate accounts. Effective May 1, 2009, this fee is being paid by TPL, the Distributor of the Funds.

Timothy Plan Notes [24]

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 5 - Unrealized Appreciation (Depreciation)

At December 31, 2009, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	appreciation	depreciation	net app. (dep.)
Conservative Growth	$47,520,992	$244,260	$(5,196,519)	$(4,952,259)
Strategic Growth	$23,282,563	$61,180	$(4,386,314)	$(4,325,134)

Note 6 – Distributions to Shareholders

The tax characteristics of distributions paid during 2009 and 2008 were as follows:

	Conservative Growth Portfolio	Strategic Growth Portfolio

2009
Ordinary Income	$685,986	$113,939
	$685,986	$113,939

2008
Ordinary Income	$910,804	$280,062
Short-term Capital Gains	60,022	27,725
Long-term Capital Gains	2,786,850	2,126,227
	$3,757,676	$2,434,014

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Conservative Growth Portfolio	Strategic Growth Portfolio

Undistributed Ordinary Income	$572,956	$135,117
Capital Loss Carryforward	(1,116,945)	(368,413)
Unrealized Appreciation (Depreciation)*	(4,952,259)	(4,325,134)
	$(5,496,248)	$(4,558,430)

* The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of wash sales losses in the amount of $1,426,039 and $319,244 for the Conservative Growth Portfolio and Strategic Growth Portfolio, respectively, and Post-October losses in the amount of $3,003,239 and $1,334,148 for the Conservative Growth Portfolio and Strategic Growth Portfolio, respectively.

.

Note 7 – Capital Loss Carryforwards

At December 31, 2009, the following capital loss carryforwards are available to offset future capital gains.

Funds	Loss Carryforward	Year Expiring
Conservative Growth	$99,229	2016
	$1,017,716	2017
Strategic Growth	$105,118	2016
	$263,295	2017

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Timothy Plan Notes [25]

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board Trustees

The Timothy Plan

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Timothy Plan Conservative Growth Portfolio Variable Series and Timothy Plan Strategic Growth Portfolio Variable Series (the “Funds”), two of the series constituting The Timothy Plan, as of December 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the Funds’ custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Timothy Plan Conservative Growth Portfolio Variable Series and Timothy Plan Strategic Growth Portfolio Variable Series, two of the series constituting The Timothy Plan, as of December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

February 18, 2010

DISCLOSURES

December 31, 2009

CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

N-Q Disclosure & Proxy Procedures (Unaudited)

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (“portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov. In addition, the Funds are required to file Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. The Trust’s current Form N-PX is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

1055 Maitland Center Commons, #100

Maitland, Florida 32751

(800) TIM-PLAN

(800) 846-7526

Visit the Timothy Plan web site on the internet at:

www.timothyplan.com

This report is submitted for the general information of the shareholders of EACH Fund. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes the details regarding the Funds’ objectives, policies, expenses and other information.

Distributed by Timothy Partners, Ltd.

Item 2. Code of Ethics.

(a)        As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)       Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)        Posting: We do not intend to post the Code of Ethics for the Officers or any amendments or waivers on a website.

(f)        Availability: The Code of Ethics for the Officers can be obtained, free of charge by calling the toll free number for the appropriate Fund.

Item 3. Audit Committee Financial Expert.

(a)        The registrant has an Audit committee currently composed of three independent Trustees, Mr. Wesley Pennington, Mr. John Mulder and Mr. Charles Nelson. The registrant’s board of trustees has determined that Mr. Charles Nelson is qualified to serve as an Audit Committee Financial Expert, and has designated him as such.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The Timothy Plan

FY 2009	$ 21,600
FY 2008	$ 12,311

(b)	Audit-Related Fees

The Timothy Plan	Registrant	Adviser
FY 2009	$ 0	$ 0
FY 2008	$ 0	$ 0

Nature of the fees:

(c)	Tax Fees

The Timothy Plan
FY 2009	$ 0
FY 2008	$ 0

Nature of the fees:

(d)	All Other Fees

The Timothy Plan
Registrant	Adviser
FY 2009	$ 0
FY 2008	$ 0

Nature of the fees:

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:	100%
Tax Fees:	100%
All Other Fees:	100%

(f)        During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant	Adviser
FY 2009	$ 0	$0
FY 2008	$ 0	$0

(h)       Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments.	Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code is filed herewith

(a)(2)

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Timothy Plan

By
/s/Arthur D. Ally
Arthur D. Ally, President

Date	2/19/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/Arthur D. Ally
Arthur D. Ally, President & Treasurer

Date	2/19/2010